Income Taxes (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets:
Net operating tax carryforward		$ (51,602)
Tax rate	17.00%	17.00%	17.00%
Gross deferred tax assets
Valuation allowance		(8,772)
Net deferred tax assets		$ 0